NOTES PAYABLE (Details Narrative)			1 Months Ended						3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 03, 2022 USD ($)	May 12, 2020 USD ($)	Dec. 21, 2022 USD ($)	Feb. 28, 2022 USD ($) shares	Feb. 23, 2022 USD ($)	Jul. 30, 2021 USD ($)	Nov. 19, 2020 USD ($)	Jun. 23, 2020 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Aug. 29, 2022	Jun. 09, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 04, 2021 USD ($) shares	Dec. 30, 2020	Oct. 17, 2018 USD ($)	Nov. 16, 2015 USD ($)
Gain on extinguishment of debt													$ 306,637		$ 306,637
Stock issued for debt obligation | shares										420,471	420,471		420,471	420,471
Gain on extinguishment of debt										$ 0		$ 1,911,476	$ 1,910,967		876,894
Repayment of loan													0		1,065,000
Outstanding principal loan balance	$ 3,950,000					$ 578,850
Note payable long term									$ 2,645,623	$ 2,645,623			$ 3,035,341		2,859,570
Accrued interest expenses															4,878
Interest rate description										one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively	one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively		one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively	one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively
Non cash interest expenses										$ 221,060			$ 200,000		200,000
Repayment of installment													$ 500,000
Repayments of debt															191,100
Capitalized fees	$ 221,060
Debt instruments final payament															2,593,363
Loan principal balance															$ 1,898,895
Common stock share issued | shares									23,346,023	23,346,023			15,982,472		10,605,412
Final repayment | shares										1,965,600	1,965,600		1,965,600	1,965,600
Five quarterly installments | shares										54,600	54,600
Full and Final Settlement Agreement [Member]
Payment of loan			$ 1,100,000
Gain on extinguishment of debt			306,637
Repayment of loan			$ 55,310							$ 334,350
Outstanding principal loan balance									$ 1,588,163	1,588,163			$ 1,908,195
Note payable long term									1,086,638	1,086,638			1,327,440
Accrued interest expenses													161,274
Interest expenses									29,365	110,170
Debt Exchange Agreement [Member]
Outstanding principal loan balance							$ 611,500		154,792	154,792			0		$ 0
Accrued interest expenses							$ 8,069		6,057	6,057			0		12,853
Repayments of debt										92,875			122,911		118,867
Agreement description							bears an annual interest rate, based on a 360-day year, of 3% plus .6% plus 6-month Euribor when Euribor is positive (4% as of December 31, 2023). The principal is to be repaid in 18 quarterly installments of €27,778 ($30,333)
Accrued expenses													0
Notes payable long term									30,958	30,958			122,911		237,733
Common stock share issued | shares																			12,852
Gain on settlement of debt upon shares issuance																			$ 292,383
Common stock shares issuable upon listing on nasdaq | shares																			9,520
Settlement of debt, shares issuable upon listing on nasdaq																			$ 1,190,000
Settlement of debt																			$ 1,606,500
Gain from extinguishment of debt				$ 216,580
Principal amount of existing loan													245,822		$ 356,600
Upon issuance of common stock | shares				9,520
Maturity of note							Nov. 18, 2025
Restricted shares | shares															40,000
July 30, 2021 Debt Agreement [Member]
Outstanding principal loan balance									281,338	281,338			350,555		$ 565,900
Note payable long term									134,929	134,929			227,065		477,637
Accrued interest expenses									17,083	17,083			12,063		3,100
Repayments of debt										91,267			87,396		83,428
Agreement description						The note matures on August 5, 2026 and bears an annual interest rate that applies to 60% of the principal of the note that is based on a 365-day year, of 5.84% plus 3-month Euribor when Euribor is positive (3.96% as of December 31, 2023). Pursuant to the terms of the agreement, there is a nine-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 18 quarterly installments of €27,778 commencing three months from the end of the grace period
Notes payable long term													247,186		336,788
Covid Ninteen [Member]
Outstanding principal loan balance													134,818		150,441
Loan received from related party		$ 366,900								1,123,700
Debt principal balance									720,908	$ 720,908			20,741
Covid Ninteen [Member] | United Kingdom Government [Member]
Interest rate description		The loan will be repaid in 40 equal monthly installments beginning on July 29, 2022. As a condition to the loan, the Company was required to retain the same number of employees until October 31, 2020. As of December 31, 2023, the principal balance was $134,818. During the nine months ended September 30, 2024, the Company repaid €14,063 ($15,673) of the principal balance. The outstanding balance as of September 30, 2024 is €107,813 ($120,157) of which $99,260, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheet								The loan has a ten-year maturity and bears interest at a rate of 2.5% per annum beginning 12-months after the initial disbursement, which was on July 10, 2020	The loan has a ten-year maturity and bears interest at a rate of 2.5% per annum beginning 12-months after the initial disbursement, which was on July 10, 2020
Loan received from related party		$ 366,900								$ 68,310
Loan prinipal amount									51,345	$ 51,345			52,066		56,936
June 9, 2022 Debt Agreement One [Member]
Outstanding principal loan balance													287,612		342,336		$ 335,008	$ 4,000,000
Repayments of debt													$ 66,372
Agreement description										the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.47% as of September 30, 2024). Pursuant to the agreement, there is a twelve-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 16 equal quarterly installments of €20,000 commencing on June 30, 2023. During the nine months ended September 30, 2024, the Company repaid €60,000 ($66,870) of the principal. As of September 30, 2024 and December 31, 2023, the Company has accrued interest of €4,673 ($5,208) and €11,043 ($12,215), respectively, and an outstanding balance of €200,000 ($222,900) and €260,000 ($287,612) of which $133,740 and $204,322, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets	the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.47% as of September 30, 2024). Pursuant to the agreement, there is a twelve-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 16 equal quarterly installments of €20,000 commencing on June 30, 2023. During the nine months ended September 30, 2024, the Company repaid €60,000 ($66,870) of the principal. As of September 30, 2024 and December 31, 2023, the Company has accrued interest of €4,673 ($5,208) and €11,043 ($12,215), respectively, and an outstanding balance of €200,000 ($222,900) and €260,000 ($287,612) of which $133,740 and $204,322, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets		the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a 12-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824 commencing on June 30, 2023	the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a 12-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824 commencing on June 30, 2023
Accured interest expense													$ 12,215		8,379
Notes payable long term													204,322		281,924
Synthesis Facility Agreement [Member] | TFF [Member]
Outstanding principal loan balance																					$ 5,629,555
Accrued expenses																					524,094
Synthesis Facility Agreement [Member] | TFF [Member] | Principal Balance One [Member]
Debt instrument, accrue interest rate																				5.50%
Debt intrument split, principal balance																					$ 2,316,000
Synthesis Facility Agreement [Member] | TFF [Member] | Principal balance 2 [Member]
Stated interest rate																					6.00%
Debt split, balance																					$ 4,000,000
July 29, 2024 [Member]
Interest rate description										The Note matures on July 31, 2029 and bears an annual interest rate of 2.58% plus the 3-month Euribor (3.47% as of September 30, 2024). Pursuant to the agreement, there is a six-month grace period for principal and interest repayment	The Note matures on July 31, 2029 and bears an annual interest rate of 2.58% plus the 3-month Euribor (3.47% as of September 30, 2024). Pursuant to the agreement, there is a six-month grace period for principal and interest repayment
Repayments of debt										$ 445,800
Debt amount received from related party								$ 611,500
Notes payable long term									396,367	396,367			0
National Bank of Greece SA [Member] | June 23, 2020 [Member]
Outstanding principal loan balance									131,118	131,118			227,747		346,111
Interest rate description								The note is interest bearing from the date of receipt and is payable every three months at an interest rate of 3.06% plus 3-month Euribor (3.96% as of December 31, 2023)
Repayments of debt										98,338			130,141
Debt amount received from related party								$ 611,500
Notes payable long term									0	$ 0			97,606		220,253
Maturity date								60 months
Panagiotis Drakopoulos [Member] | Loan Agreement [Member]
Outstanding principal loan balance													$ 0		8,558
Accrued expenses															7,271
Short term debt borrowing capacity																						$ 42,832
Senior Promissory Notes [Member]
Gain on extinguishment of debt					$ 787,544
Aggregate amount of senior promissory notes					9,000,000										7,000,000
Fee payment					506,087
New debt amount fair value					$ 7,706,369
Senior Promissory Notes [Member] | Unaffiliated Third Party [Member]
Description of loan repayment										CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million	CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million		CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million)	CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million)
Promissory Notes [Member] | August 29, 2022 [Member]
Outstanding principal loan balance													$ 0		0
Accrued interest expenses															5,041
Agreement description													the Company entered into a promissory note for the principal amount of $166,667. The Company received $150,000 in cash and recorded $16,667 as an original issue discount upon issuance. The promissory note matured on the earlier of (a) December 27, 2022, or (b) the date the Company completes a debt or equity financing of at least $1,000,000	the Company entered into a promissory note for the principal amount of $166,667. The Company received $150,000 in cash and recorded $16,667 as an original issue discount upon issuance. The promissory note matured on the earlier of (a) December 27, 2022, or (b) the date the Company completes a debt or equity financing of at least $1,000,000
Interest rate																12.00%
Promissory Notes [Member] | July 14, 2023 [Member]
Outstanding principal loan balance													$ 1,081,532		0
Agreement description										the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.47% as of September 30, 2024). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024. During the nine months ended September 30, 2024, the Company repaid €108,633 ($58,179) of the principal. As of September 30, 2024, and December 31, 2023, the Company has accrued interest of €7,845 ($8,743) and €19,820 ($21,925), respectively. As of September 30, 2024, and December 31, 2023 the Company an outstanding balance of €869,067 ($968,575) and €977,700 ($1,081,532), of which $720,908 and $897,165, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets	the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.47% as of September 30, 2024). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024. During the nine months ended September 30, 2024, the Company repaid €108,633 ($58,179) of the principal. As of September 30, 2024, and December 31, 2023, the Company has accrued interest of €7,845 ($8,743) and €19,820 ($21,925), respectively. As of September 30, 2024, and December 31, 2023 the Company an outstanding balance of €869,067 ($968,575) and €977,700 ($1,081,532), of which $720,908 and $897,165, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets		the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024	the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024
Notes payable long term													$ 897,165		$ 0
Promissory Notes [Member] | January 23, 2024 [Member]
Outstanding principal loan balance									$ 324,870	$ 324,870
Repayments of debt										$ 10,830
Agreement description										Note matures on March 25, 2025 and is interest free. This Note is being given in connection with the Closing of the Asset Purchase, Sale and Transfer Agreement dated as of October 9, 2023 and as amended from time to time pursuant to which the Company agreed to purchase from the third-party a drug repurposing Artificial Intelligence “AI” powered platform known as “Cloudscreen®” (refer to Note 2, section “Acquisition accounting”). The principal is to be repaid in 15 equal monthly installments of €20,000 commencing on January 25, 2024. During the 9 months ended September 30, 2024, the Company repaid €10,000 ($10,830) of the principal and recorded a foreign currency loss of $16,155. As of September 30, 2024, and December 31, 2023 the Company had an outstanding balance of $323,205 and $317,880 of which $0 and $0, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets	Note matures on March 25, 2025 and is interest free. This Note is being given in connection with the Closing of the Asset Purchase, Sale and Transfer Agreement dated as of October 9, 2023 and as amended from time to time pursuant to which the Company agreed to purchase from the third-party a drug repurposing Artificial Intelligence “AI” powered platform known as “Cloudscreen®” (refer to Note 2, section “Acquisition accounting”). The principal is to be repaid in 15 equal monthly installments of €20,000 commencing on January 25, 2024. During the 9 months ended September 30, 2024, the Company repaid €10,000 ($10,830) of the principal and recorded a foreign currency loss of $16,155. As of September 30, 2024, and December 31, 2023 the Company had an outstanding balance of $323,205 and $317,880 of which $0 and $0, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets
Notes payable long term													$ 317,880
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member]
Cash received upon gross sales											$ 2,750,000			$ 2,750,000
Upfront cash received											$ 2,000,000			$ 2,000,000
Equity interest acquired description										as partial consideration for the Company’s distribution services	as partial consideration for the Company’s distribution services		a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales One [Member]
Cash received upon gross sales											$ 2,750,000			$ 2,750,000
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales [Member]
Cash received upon gross sales											2,750,000			2,750,000
Gross sales											$ 13,000,000			$ 13,000,000